GOODWILL AND ACQUISITIONS, Allocation of Purchase Price (Details) $ in Thousands		12 Months Ended
		Dec. 31, 2022 USD ($) ReportingUnit Company	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Acquisitions [Abstract]
Number of companies acquired | Company		4
Aggregate business consideration		$ 86,192
Accumulated impairment losses on goodwill		354,943	$ 0
Fulfilled by [Abstract]
Goodwill		$ 230,208	$ 539,624	$ 216,278
Other Services [Member]
Acquisitions [Abstract]
Number of reporting units in which carrying amount exceeding fair values | ReportingUnit		2
Number of reporting units in which fair value was determined using market approach | ReportingUnit		1
Digital Entertainment [Member]
Acquisitions [Abstract]
Number of reporting units in which carrying amount exceeding fair values | ReportingUnit		3
Acquisitions [Member]
Allocation of purchase price [Abstract]
Cash and cash equivalent		$ 26,312
Others		31,056
Total assets acquired		57,368
Total liabilities assumed		(19,311)
Net assets acquired		38,057
Fulfilled by [Abstract]
Cash consideration		84,387
Contingent consideration		1,805
Fair value of non-controlling interests	[1]	12,560
Goodwill		$ 60,695

[1]	Measured based on the fair value of the Company’s ordinary shares on the date of acquisition less control premium.